WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 85.1%
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 2.4%
AT&T Inc., Senior Notes	4.250%	3/1/27	440,000	$422,903
AT&T Inc., Senior Notes	6.950%	1/15/28	3,460,000	3,612,598
AT&T Inc., Senior Notes	4.300%	2/15/30	510,000	466,550
AT&T Inc., Senior Notes	4.500%	5/15/35	1,820,000	1,579,984
AT&T Inc., Senior Notes	6.375%	3/1/41	1,063,000	1,082,280
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	173,026
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	546,564	(a)
AT&T Inc., Senior Notes	3.300%	2/1/52	120,000	77,673
AT&T Inc., Senior Notes	3.500%	9/15/53	5,026,000	3,357,212
AT&T Inc., Senior Notes	3.550%	9/15/55	1,693,000	1,115,601
AT&T Inc., Senior Notes	3.800%	12/1/57	1,680,000	1,138,396
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	86,448
AT&T Inc., Senior Notes	3.500%	2/1/61	2,460,000	1,553,651
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	295,059
Corning Inc., Senior Notes	3.900%	11/15/49	150,000	106,592
Deutsche Telekom International Finance BV, Senior Notes	8.750%	6/15/30	310,000	355,617
NTT Finance Corp., Senior Notes	2.065%	4/3/31	580,000	457,738	(a)
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	178,224
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	500,000	381,652
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	905,000	852,184
Verizon Communications Inc., Senior Notes	1.500%	9/18/30	2,110,000	1,589,344
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	1,010,000	807,446
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	4,000,000	3,422,024
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	189,689
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	3,550,000	2,600,436
Verizon Communications Inc., Senior Notes	2.850%	9/3/41	1,100,000	736,514
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	245,922
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	150,979
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	360,279
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	360,000	221,116
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	440,000	262,758
Verizon Communications Inc., Senior Notes	3.000%	11/20/60	80,000	46,686
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	620,000	422,194

Total Diversified Telecommunication Services				28,895,339

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	1

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Entertainment - 1.0%
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	$73,697
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	73,502
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	175,013
Walt Disney Co., Senior Notes	5.400%	10/1/43	690,000	662,012
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	2,010,000	1,656,176	(a)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	4,660,000	3,494,979	(a)
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	8,150,000	5,939,132	(a)

Total Entertainment				12,074,511

Interactive Media & Services - 0.2%
Alphabet Inc., Senior Notes	1.900%	8/15/40	410,000	263,869
Alphabet Inc., Senior Notes	2.250%	8/15/60	720,000	407,259
Meta Platforms Inc., Senior Notes	3.850%	8/15/32	1,050,000	924,050	(a)
Meta Platforms Inc., Senior Notes	4.450%	8/15/52	900,000	735,998	(a)
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	1,120,000	734,239	(a)

Total Interactive Media & Services				3,065,415

Media - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,540,000	1,177,268
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	4,879,000	4,319,449
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	40,000	35,978
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.250%	1/15/29	2,200,000	1,725,197
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	1,840,000	1,526,777
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	1,670,000	1,070,686
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	1,280,000	815,085
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	3,240,000	2,383,145
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	1,460,000	1,121,768

See Notes to Schedule of Investments.

2	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	450,000	$263,869
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	1,190,000	708,477
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	529,000	532,264
Comcast Corp., Senior Notes	3.400%	4/1/30	350,000	308,235
Comcast Corp., Senior Notes	4.250%	10/15/30	900,000	835,147
Comcast Corp., Senior Notes	7.050%	3/15/33	880,000	966,806
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	87,810
Comcast Corp., Senior Notes	6.500%	11/15/35	205,000	219,151
Comcast Corp., Senior Notes	3.750%	4/1/40	2,310,000	1,821,886
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	153,517
Comcast Corp., Senior Notes	2.887%	11/1/51	2,447,000	1,536,451
Comcast Corp., Senior Notes	2.937%	11/1/56	2,113,000	1,264,907
Comcast Corp., Senior Notes	4.950%	10/15/58	590,000	508,896
DISH DBS Corp., Senior Notes	5.000%	3/15/23	4,370,000	4,290,903
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,170,000	886,410	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	1,030,000	895,200
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	62,000	51,629
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	195,495
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	551,755
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	981,954
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	2,380,000	2,133,028
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	800,000	811,321
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	1,438,000	1,536,979

Total Media				35,717,443

Wireless Telecommunication Services - 0.7%
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	310,000	256,582
T-Mobile USA Inc., Senior Notes	2.400%	3/15/29	800,000	653,821
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	1,460,000	1,158,038
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	430,000	347,098
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	760,000	574,106
T-Mobile USA Inc., Senior Notes	2.700%	3/15/32	3,840,000	3,003,341
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	150,000	122,520
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,500,000	1,005,266

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	3

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	1,000,000	$653,332
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	350,267

Total Wireless Telecommunication Services				8,124,371

TOTAL COMMUNICATION SERVICES				87,877,079

CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.7%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	8,950,000	8,155,732	(a)

Automobiles - 2.5%
Ford Motor Co., Senior Notes	3.250%	2/12/32	540,000	389,910
Ford Motor Co., Senior Notes	4.750%	1/15/43	420,000	279,319
Ford Motor Credit Co. LLC, Senior Notes	3.350%	11/1/22	3,450,000	3,449,948
Ford Motor Credit Co. LLC, Senior Notes	2.300%	2/10/25	5,127,000	4,549,788
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	1,150,000	955,236
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	3,010,000	2,693,739
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	420,000	362,405
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	300,000	234,669
General Motors Co., Senior Notes	4.875%	10/2/23	1,000,000	996,432
General Motors Co., Senior Notes	6.125%	10/1/25	1,730,000	1,732,310
General Motors Co., Senior Notes	5.600%	10/15/32	1,398,000	1,249,707
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	431,094
General Motors Co., Senior Notes	6.750%	4/1/46	910,000	830,831
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	159,048
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	290,000	287,995
Nissan Motor Acceptance Co. LLC, Senior Notes	1.050%	3/8/24	430,000	400,741	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	510,000	431,859	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	240,000	189,284	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	5,710,000	5,553,993	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	5,115,000	4,708,799	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	220,000	178,528	(a)

Total Automobiles				30,065,635

Hotels, Restaurants & Leisure - 3.9%
Carnival Corp., Senior Notes	7.200%	10/1/23	1,780,000	1,741,996
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	3,469,000	2,966,731	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	4,904,000	4,626,528

See Notes to Schedule of Investments.

4	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	8,010,000	$7,192,685
Marriott International Inc., Senior Notes	3.600%	4/15/24	760,000	742,581
McDonald’s Corp., Senior Notes	3.500%	7/1/27	210,000	196,445
McDonald’s Corp., Senior Notes	2.125%	3/1/30	280,000	228,397
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	554,973
McDonald’s Corp., Senior Notes	4.450%	9/1/48	2,540,000	2,125,745
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	750,000	556,749	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,720,000	1,048,340	(a)
Sands China Ltd., Senior Notes	5.625%	8/8/25	10,803,000	9,803,939
Sands China Ltd., Senior Notes	4.300%	1/8/26	2,401,000	2,048,576
Sands China Ltd., Senior Notes	4.300%	1/8/26	150,000	127,983	(b)
Sands China Ltd., Senior Notes	5.900%	8/8/28	4,020,000	3,387,875
Sands China Ltd., Senior Notes	4.875%	6/18/30	870,000	681,974	(b)
Sands China Ltd., Senior Notes	4.875%	6/18/30	1,580,000	1,238,528
Sands China Ltd., Senior Notes	3.750%	8/8/31	820,000	589,568
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	2,342,000	1,885,310	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	2,000,000	1,519,840	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	600,000	415,140	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,630,000	1,756,998	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	273,878	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,460,000	1,427,745	(a)

Total Hotels, Restaurants & Leisure				47,138,524

Household Durables - 0.4%
DR Horton Inc., Senior Notes	2.500%	10/15/24	870,000	828,077
Lennar Corp., Senior Notes	5.000%	6/15/27	210,000	199,963
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	1,290,000	863,544
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	570,000	428,765
Newell Brands Inc., Senior Notes	4.100%	4/1/23	1,805,000	1,805,209

Total Household Durables				4,125,558

Internet & Direct Marketing Retail - 0.7%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	840,000	647,750
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	500,000	306,070
Alibaba Group Holding Ltd., Senior Notes	4.200%	12/6/47	200,000	144,932
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	2,380,000	1,397,674
Amazon.com Inc., Senior Notes	1.200%	6/3/27	380,000	324,994
Amazon.com Inc., Senior Notes	2.100%	5/12/31	2,260,000	1,836,506
Amazon.com Inc., Senior Notes	3.600%	4/13/32	590,000	537,059
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	627,089

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	5

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - (continued)
Amazon.com Inc., Senior Notes	2.500%	6/3/50	870,000	$545,857
Amazon.com Inc., Senior Notes	3.100%	5/12/51	1,900,000	1,336,148
Amazon.com Inc., Senior Notes	3.950%	4/13/52	270,000	222,077
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	920,000	668,573

Total Internet & Direct Marketing Retail				8,594,729

Multiline Retail - 0.3%
Nordstrom Inc., Senior Notes	2.300%	4/8/24	3,300,000	3,072,861
Target Corp., Senior Notes	3.375%	4/15/29	980,000	897,342

Total Multiline Retail				3,970,203

Specialty Retail - 0.4%
Bed Bath & Beyond Inc., Senior Notes	3.749%	8/1/24	2,178,000	701,327
Home Depot Inc., Senior Notes	3.300%	4/15/40	280,000	214,851
Home Depot Inc., Senior Notes	3.350%	4/15/50	240,000	172,521
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	490,000	426,350	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	840,000	675,499	(a)
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	230,000	215,366
Lowe’s Cos. Inc., Senior Notes	1.700%	10/15/30	820,000	619,524
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	770,000	492,194
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	4,589
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	1,740,000	1,069,974

Total Specialty Retail				4,592,195

TOTAL CONSUMER DISCRETIONARY				106,642,576

CONSUMER STAPLES - 2.5%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	5,310,000	4,412,982
Coca-Cola Co., Senior Notes	1.375%	3/15/31	640,000	489,222
Coca-Cola Co., Senior Notes	4.125%	3/25/40	710,000	630,651
Coca-Cola Co., Senior Notes	2.500%	6/1/40	100,000	70,101
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	160,000	150,569
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	55,535
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	290,000	265,159
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	300,000	223,204
PepsiCo Inc., Senior Notes	2.625%	7/29/29	680,000	590,986
PepsiCo Inc., Senior Notes	3.900%	7/18/32	1,510,000	1,397,976

Total Beverages				8,286,385

See Notes to Schedule of Investments.

6	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.1%
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	230,000	$177,741
Walmart Inc., Senior Notes	1.800%	9/22/31	1,290,000	1,027,095
Walmart Inc., Senior Notes	2.650%	9/22/51	1,020,000	688,053

Total Food & Staples Retailing				1,892,889

Food Products - 0.2%
Hershey Co., Senior Notes	1.700%	6/1/30	1,110,000	879,328
Mars Inc., Senior Notes	2.375%	7/16/40	1,640,000	1,084,610	(a)
Mondelez International Inc., Senior Notes	2.625%	9/4/50	350,000	208,018

Total Food Products				2,171,956

Household Products - 0.2%
Clorox Co., Senior Notes	1.800%	5/15/30	1,470,000	1,136,003
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	110,000	98,663
Procter & Gamble Co., Senior Notes	1.200%	10/29/30	1,510,000	1,167,708

Total Household Products				2,402,374

Tobacco - 1.3%
Altria Group Inc., Senior Notes	4.400%	2/14/26	2,027,000	1,952,573
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,257,000	1,161,670
Altria Group Inc., Senior Notes	2.450%	2/4/32	4,400,000	3,111,878
Altria Group Inc., Senior Notes	3.400%	2/4/41	2,880,000	1,821,942
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	41,173
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	126,910
Altria Group Inc., Senior Notes	5.950%	2/14/49	1,400,000	1,163,043
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,740,000	2,980,588
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	2,560,000	1,873,768
Reynolds American Inc., Senior Notes	8.125%	5/1/40	760,000	783,095
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	472,084

Total Tobacco				15,488,724

TOTAL CONSUMER STAPLES				30,242,328

ENERGY - 15.8%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	2.920%	3/1/30	100,000	83,378

Oil, Gas & Consumable Fuels - 15.8%
Apache Corp., Senior Notes	5.350%	7/1/49	1,690,000	1,333,951
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	4,124,000	3,642,049	(a)
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	230,000	215,300
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	3,310,000	2,156,521
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	230,000	177,254	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	710,000	546,615
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	1,100,000	1,054,641	(a)
Chevron USA Inc., Senior Notes	3.850%	1/15/28	410,000	390,019

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	7

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chevron USA Inc., Senior Notes	2.343%	8/12/50	1,020,000	$625,307
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	2,490,000	2,012,613
Continental Resources Inc., Senior Notes	4.500%	4/15/23	3,460,000	3,446,938
Continental Resources Inc., Senior Notes	2.268%	11/15/26	800,000	683,652	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	3,190,000	2,869,598
Continental Resources Inc., Senior Notes	2.875%	4/1/32	2,760,000	2,024,874	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	3,770,000	3,499,074	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	3,420,000	3,165,793	(a)
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	18,445,000	18,242,474	(c)(d)
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	1,510,000	1,195,600
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	790,000	723,468	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,700,000	1,716,573
Devon Energy Corp., Senior Notes	5.250%	10/15/27	72,000	72,215
Devon Energy Corp., Senior Notes	5.875%	6/15/28	994,000	994,165
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,520,000	1,385,530
Devon Energy Corp., Senior Notes	7.950%	4/15/32	519,000	571,260
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,750,000	2,470,037
Devon Energy Corp., Senior Notes	5.000%	6/15/45	2,120,000	1,769,496
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,400,000	1,497,544
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,290,000	2,114,999
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,670,000	1,443,687
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	3,020,000	2,282,675
Ecopetrol SA, Senior Notes	4.625%	11/2/31	1,310,000	918,932
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	302,933
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,150,000	683,761
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	815,000	868,014
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	770,000	672,675	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	890,000	653,036	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,990,000	1,726,922	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	8,770,000	7,226,867	(c)(d)

See Notes to Schedule of Investments.

8	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Senior Notes	4.200%	9/15/23	1,280,000	$1,266,894
Energy Transfer LP, Senior Notes	3.900%	7/15/26	630,000	587,916
Energy Transfer LP, Senior Notes	5.500%	6/1/27	2,720,000	2,652,997
Energy Transfer LP, Senior Notes	4.950%	6/15/28	2,430,000	2,267,603
Energy Transfer LP, Senior Notes	5.250%	4/15/29	1,470,000	1,384,396
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	105,372
Energy Transfer LP, Senior Notes	6.125%	12/15/45	290,000	255,131
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	890,000	828,302
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	3,060,000	2,559,852
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	1,470,000	1,566,371
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	251,207
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	2,900,000	2,244,828
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	2,230,000	1,456,756
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	720,000	498,622
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	3,920,000	2,949,055	(d)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	887,313
EOG Resources Inc., Senior Notes	4.375%	4/15/30	2,010,000	1,916,908
EOG Resources Inc., Senior Notes	4.950%	4/15/50	360,000	335,659
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	1,410,000	1,346,226	(a)
EQT Corp., Senior Notes	6.125%	2/1/25	2,352,000	2,358,444
EQT Corp., Senior Notes	5.678%	10/1/25	1,140,000	1,134,403	(e)
EQT Corp., Senior Notes	3.125%	5/15/26	1,230,000	1,121,595	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,060,000	966,797
EQT Corp., Senior Notes	7.000%	2/1/30	750,000	775,759
EQT Corp., Senior Notes	3.625%	5/15/31	1,340,000	1,119,156	(a)
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	390,000	354,800
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	1,370,000	1,193,398
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	464,095
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	750,000	560,171
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	4,990,000	3,770,883	(a)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	9

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,000,000	$661,860	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	390,000	407,013
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	350,000	300,863
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	244,397
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	1,930,000	1,618,126
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,160,000	1,179,645	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	940,000	875,849
MPLX LP, Senior Notes	4.500%	4/15/38	4,970,000	4,012,083
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	2,070,000	2,138,035
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,810,000	2,614,151
Occidental Petroleum Corp., Senior Notes	8.000%	7/15/25	1,330,000	1,411,662
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	569,310
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	690,000	774,770
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	170,000	141,148
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	100,000	79,903
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	660,000	678,484	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	1,170,000	1,065,918	(a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	2,480,000	2,068,816
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	1,010,000	718,755
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	420,000	253,113	(a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,810,000	1,397,024
Plains All American Pipeline LP, Junior Subordinated Notes (6.125% to 11/15/22 then 3 mo. USD LIBOR + 4.110%)	6.125%	11/15/22	3,932,000	3,244,340	(c)(d)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	145,080
Qatar Energy, Senior Notes	1.375%	9/12/26	940,000	820,563	(a)
Qatar Energy, Senior Notes	2.250%	7/12/31	3,330,000	2,689,904	(a)
Range Resources Corp., Senior Notes	5.000%	3/15/23	225,000	224,565
Range Resources Corp., Senior Notes	4.875%	5/15/25	700,000	660,817
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,000,000	1,019,625
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	4,340,000	3,405,936	(a)
Shell International Finance BV, Senior Notes	3.875%	11/13/28	10,000	9,363
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,380,000	1,162,985
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,040,000	733,704
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	580,000	487,374

See Notes to Schedule of Investments.

10	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	2,400,000	$2,312,377
Targa Resources Corp., Senior Notes	4.200%	2/1/33	3,170,000	2,645,021
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	1,790,000	1,542,371
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,010,000	834,997
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	1,250,000	1,300,541
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	3,510,000	3,614,075
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,420,000	1,984,396	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	2,925,000	3,108,748
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	2,070,000	2,185,285
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	1,470,000	1,244,725
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	3,240,000	2,657,566
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	2,752,000	2,568,909
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	150,000	141,301
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	2,260,000	2,117,722
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	170,000	155,065
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,950,000	1,602,358
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	530,000	437,019
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	670,000	543,239
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	630,000	509,585
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.100%)	3.555%	1/13/23	1,240,000	1,230,936	(d)
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	1,990,000	1,327,364

Total Oil, Gas & Consumable Fuels				188,436,752

TOTAL ENERGY				188,520,130

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	11

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 24.7%
Banks - 14.9%
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	1,770,000	$1,623,267	(a)(c)(d)
Banco Santander SA, Senior Notes	3.306%	6/27/29	2,200,000	1,870,009
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	7,600,000	6,859,131	(d)
Bank of America Corp., Senior Notes (1.530% to 12/6/24 then SOFR + 0.650%)	1.530%	12/6/25	1,500,000	1,373,186	(d)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	750,000	559,736	(d)
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	3,820,000	2,831,200	(d)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	5,040,000	3,773,037	(d)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	5,930,000	4,541,904	(d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	800,000	635,252	(d)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	420,000	272,215	(d)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	1,720,000	1,344,859	(d)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	1,170,000	699,157	(d)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. USD LIBOR + 1.190%)	2.884%	10/22/30	2,170,000	1,781,815	(d)
Bank of America Corp., Senior Notes (3.311% to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	620,000	436,965	(d)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	720,000	700,935	(d)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	300,000	267,416	(d)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	1,620,000	1,479,507	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	1,140,000	901,705	(d)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	2,010,000	1,885,904	(d)

See Notes to Schedule of Investments.

12	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. USD LIBOR + 1.990%)	4.443%	1/20/48	90,000	$73,178	(d)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	3,150,000	2,825,644	(d)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	5,270,000	3,814,399	(d)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	360,000	302,452	(d)
BankUnited Inc., Senior Notes	4.875%	11/17/25	2,700,000	2,632,947
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,540,000	1,340,828	(d)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	6,690,000	6,190,257	(a)(c)(d)
BNP Paribas SA, Senior Notes (1.675% to 6/30/26 then SOFR + 0.912%)	1.675%	6/30/27	1,720,000	1,456,925	(a)(d)
BNP Paribas SA, Senior Notes (2.159% to 9/15/28 then SOFR + 1.218%)	2.159%	9/15/29	2,010,000	1,574,561	(a)(d)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	1,380,000	1,241,914	(a)(d)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	1,640,000	1,242,290	(a)(d)
BPCE SA, Subordinated Notes (3.116% to 10/19/31 then SOFR + 1.730%)	3.116%	10/19/32	2,670,000	1,914,005	(a)(d)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	1,000,000	845,000	(c)(d)
Citigroup Inc., Junior Subordinated Notes (4.150% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 3.000%)	4.150%	11/15/26	1,930,000	1,539,175	(c)(d)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	273,689
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,897,000	2,247,446
Citigroup Inc., Senior Notes	4.650%	7/23/48	450,000	367,163
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	1,850,000	1,404,812	(d)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,480,000	4,213,773	(d)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	1,500,000	1,199,387	(d)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	13

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	2,050,000	$1,687,245	(d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	5,120,000	4,298,509	(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	740,000	657,516	(d)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	60,780
Commonwealth Bank of Australia, Subordinated Notes	2.688%	3/11/31	1,950,000	1,466,784	(a)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	1,590,000	1,443,638	(a)(d)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	3,220,000	2,666,111	(a)(d)
Credit Agricole SA, Junior Subordinated Notes (7.875% to 12/23/23 then USD 5 year ICE Swap Rate + 4.898%)	7.875%	1/23/24	2,000,000	1,923,562	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	9,040,000	8,735,126	(a)(c)(d)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	340,000	334,726	(a)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	2,480,000	2,247,316	(a)(d)
Danske Bank A/S, Senior Notes (1.549% to 9/10/26 then 1 year Treasury Constant Maturity Rate + 0.730%)	1.549%	9/10/27	3,000,000	2,519,631	(a)(d)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	1,450,000	1,395,391	(a)(d)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	7,990,000	7,121,707	(a)(d)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	630,000	564,705	(d)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	412,356	(d)
HSBC Holdings PLC, Senior Notes (2.804% to 5/24/31 then SOFR + 1.187%)	2.804%	5/24/32	6,010,000	4,425,329	(d)

See Notes to Schedule of Investments.

14	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Senior Notes (2.871% to 11/22/31 then SOFR + 1.410%)	2.871%	11/22/32	1,130,000	$824,729	(d)
HSBC Holdings PLC, Senior Notes (4.755% to 6/9/27 then SOFR + 2.110%)	4.755%	6/9/28	2,290,000	2,106,958	(d)
HSBC Holdings PLC, Senior Notes (5.210% to 8/11/27 then SOFR + 2.610%)	5.210%	8/11/28	1,110,000	1,038,891	(d)
HSBC Holdings PLC, Senior Notes (5.402% to 8/11/32 then SOFR + 2.870%)	5.402%	8/11/33	810,000	721,319	(d)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	410,000	432,002
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	3,070,000	2,524,496	(d)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	1,010,000	918,250	(d)
ING Groep NV, Senior Notes, (4.252% to 3/28/32 then SOFR + 2.070%)	4.252%	3/28/33	2,320,000	1,970,821	(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,200,000	1,119,781	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	3,650,000	2,464,782	(a)(d)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	2,720,000	1,619,063	(a)(d)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	4,120,000	3,053,414	(d)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	1,220,000	965,993	(d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	5,380,000	4,088,664	(d)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	4,860,000	3,772,341	(d)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	1,800,000	1,465,851	(d)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	890,000	661,594	(d)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. USD LIBOR + 1.380%)	3.964%	11/15/48	400,000	300,427	(d)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	330,000	300,766	(d)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	720,000	569,676	(d)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	15

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	1,990,000	$1,793,555	(d)
JPMorgan Chase & Co., Senior Notes, (2.595% to 2/24/25 then SOFR + 0.915%)	2.595%	2/24/26	7,000,000	6,515,579	(d)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	1,540,000	1,221,881	(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	404,131	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	410,000	381,195	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	880,000	805,200	(c)(d)
Lloyds Banking Group PLC, Senior Notes (3.511% to 3/18/25 then 1 year Treasury Constant Maturity Rate + 1.600%)	3.511%	3/18/26	3,030,000	2,838,681	(d)
NatWest Group PLC, Senior Notes (2.359% to 5/22/23 then 1 year Treasury Constant Maturity Rate + 2.150%)	2.359%	5/22/24	400,000	390,721	(d)
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	1,160,000	1,071,858	(d)
Standard Chartered PLC, Junior Subordinated Notes (7.750% to 4/2/23 then USD 5 year ICE Swap Rate + 5.723%)	7.750%	4/2/23	1,800,000	1,755,882	(a)(c)(d)
SVB Financial Group, Senior Notes (4.570% to 4/29/32 then SOFR + 1.967%)	4.570%	4/29/33	4,160,000	3,652,062	(d)
Swedbank AB, Senior Notes	3.356%	4/4/25	290,000	277,491	(a)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	80,000	72,599
Wells Fargo & Co., Senior Notes (0.805% to 5/19/24 then SOFR + 0.510%)	0.805%	5/19/25	290,000	268,498	(d)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,170,000	805,748	(d)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	80,000	72,926	(d)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	2,940,000	2,388,081	(d)

See Notes to Schedule of Investments.

16	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	640,000	$579,628	(d)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	3,760,000	3,060,397	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	3,040,000	2,632,189	(d)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	880,000	764,958
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	550,000	441,187
Westpac Banking Corp., Subordinated Notes (2.668% to 11/15/30 then 5 year Treasury Constant Maturity Rate + 1.750%)	2.668%	11/15/35	2,100,000	1,547,728	(d)
Westpac Banking Corp., Subordinated Notes (3.020% to 11/18/31 then 5 year Treasury Constant Maturity Rate + 1.530%)	3.020%	11/18/36	1,450,000	1,063,890	(d)
Westpac Banking Corp., Subordinated Notes (5.405% to 8/10/32 then 1 year Treasury Constant Maturity Rate + 2.680%)	5.405%	8/10/33	980,000	880,565	(d)

Total Banks				179,103,925

Capital Markets - 6.4%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	1,910,000	1,405,441	(c)(d)
Charles Schwab Corp., Senior Notes	2.000%	3/20/28	960,000	827,428
CI Financial Corp., Senior Notes	3.200%	12/17/30	4,570,000	3,318,608
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	4,590,000	3,234,645	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year ICE Swap Rate + 3.455%)	6.250%	12/18/24	390,000	335,544	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,450,000	1,109,347	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	560,000	481,600	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	9,220,000	9,066,756	(a)(c)(d)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	6,160,000	4,331,686	(a)(d)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	17

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	6,640,000		$5,976,119	(a)(d)
GE Capital European Funding Unlimited Co., Senior Notes	6.025%	3/1/38	400,000	EUR	445,311
GE Capital UK Funding Unlimited Co., Senior Notes	5.875%	1/18/33	1,600,000	GBP	1,661,473
GE Capital UK Funding Unlimited Co., Senior Notes	8.000%	1/14/39	180,000	GBP	219,749	(b)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	850,000		786,500
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	1,750,000		1,413,647
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	10,000		8,685
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	4,080,000		3,080,991	(d)
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	2,370,000		1,839,831	(d)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	5,360,000		4,114,613	(d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	5,630,000		5,129,332	(d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	1,760,000		1,562,876	(d)
Goldman Sachs Group Inc., Senior Notes, (1.757% to 1/24/24 then SOFR + 0.730%)	1.757%	1/24/25	1,000,000		950,733	(d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	180,000		150,752
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	2,220,000		2,073,659
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	350,000		310,440
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000		433,734	(a)
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	310,000		216,755	(a)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	1,990,000		1,721,829	(d)
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	330,000		241,576	(d)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,550,000		1,422,795	(d)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	680,000		511,521	(d)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	290,000		221,936	(d)

See Notes to Schedule of Investments.

18	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	300,000	$209,658	(d)
Morgan Stanley, Senior Notes, (2.630% to 2/18/25 then SOFR + 0.940%)	2.630%	2/18/26	4,000,000	3,730,027	(d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	7,860,000	5,643,788	(d)
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	1,330,000	1,196,919	(d)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	230,000	203,416
UBS AG, Senior Notes	4.500%	6/26/48	200,000	162,872	(a)
UBS Group AG, Junior Subordinated Notes (4.875% to 2/12/27 then 5 year Treasury Constant Maturity Rate + 3.404%)	4.875%	2/12/27	490,000	382,813	(a)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	3,130,000	2,969,431	(a)(c)(d)
UBS Group AG, Senior Notes (1.364% to 1/30/26 then 1 year Treasury Constant Maturity Rate + 1.080%)	1.364%	1/30/27	2,280,000	1,949,998	(a)(d)
UBS Group AG, Senior Notes, (3.179% to 2/11/42 then 1 year Treasury Constant Maturity Rate + 1.100%)	3.179%	2/11/43	1,780,000	1,150,626	(a)(d)

Total Capital Markets				76,205,460

Consumer Finance - 0.1%
American Express Co., Subordinated Notes (4.989% to 5/26/32 then SOFR + 2.255%)	4.989%	5/26/33	1,730,000	1,609,634	(d)

Diversified Financial Services - 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	2,090,000	2,060,995
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	1,410,000	1,355,203
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.650%	10/29/24	1,210,000	1,106,516
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	2,320,000	1,747,606
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	290,000	210,827
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	3,540,000	2,357,699
DAE Funding LLC, Senior Notes	1.550%	8/1/24	1,850,000	1,691,661	(a)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	19

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Element Fleet Management Corp., Senior Notes	1.600%	4/6/24	800,000	$753,378	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	670,850	505,942	(a)(f)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	5.115%	12/21/65	5,950,000	3,884,458	(a)(d)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	5.365%	12/21/65	260,000	178,100	(a)(d)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000	3,281,273	(g)(h)

Total Diversified Financial Services				19,133,658

Insurance - 1.4%
American International Group Inc., Senior Notes	4.750%	4/1/48	240,000	206,562
Americo Life Inc., Senior Notes	3.450%	4/15/31	490,000	368,852	(a)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	1,170,000	909,969	(a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	360,000	240,238	(a)
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	810,000	796,479	(a)
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	4,781,411	4,518,385	(a)(f)
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	1,700,000	1,338,361
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	320,000	219,126	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	672,194	(a)
MetLife Inc., Senior Notes	4.721%	12/15/44	110,000	95,281
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	1,010,000	749,908	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	350,000	275,632	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	1,720,000	1,343,969	(a)(d)

See Notes to Schedule of Investments.

20	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	$269,677	(a)(d)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	1,620,000	1,225,319	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	365,537	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	710,000	658,551	(a)
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	1,400,000	1,321,521	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	652,134	(a)

Total Insurance				16,227,695

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	2,400,000	1,928,032	(a)
Blackstone Holdings Finance Co. LLC, Senior Notes	3.200%	1/30/52	710,000	456,419	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				2,384,451

Thrifts & Mortgage Finance - 0.1%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	1,140,000	936,527	(a)

TOTAL FINANCIALS				295,601,350

HEALTH CARE - 4.7%
Biotechnology - 0.9%
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,490,000	4,117,940
AbbVie Inc., Senior Notes	3.200%	11/21/29	2,950,000	2,584,956
AbbVie Inc., Senior Notes	4.550%	3/15/35	120,000	107,829
AbbVie Inc., Senior Notes	4.050%	11/21/39	2,570,000	2,074,617
AbbVie Inc., Senior Notes	4.250%	11/21/49	520,000	418,105
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	286,568
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	285,990
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	200,000	166,618
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	166,304
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	74,730

Total Biotechnology				10,283,657

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	693,960
Abbott Laboratories, Senior Notes	4.900%	11/30/46	320,000	307,585

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	21

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Equipment & Supplies - (continued)
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	$76,500
Danaher Corp., Senior Notes	2.800%	12/10/51	310,000	200,354

Total Health Care Equipment & Supplies				1,278,399

Health Care Providers & Services - 2.8%
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	580,000	510,132
Centene Corp., Senior Notes	4.250%	12/15/27	530,000	485,917
Centene Corp., Senior Notes	4.625%	12/15/29	1,270,000	1,144,200
Centene Corp., Senior Notes	3.375%	2/15/30	2,390,000	1,959,023
Cigna Corp., Senior Notes	4.375%	10/15/28	2,750,000	2,599,455
Cigna Corp., Senior Notes	2.400%	3/15/30	2,830,000	2,308,886
Cigna Corp., Senior Notes	3.200%	3/15/40	1,230,000	886,846
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	79,029
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	495,636
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	620,000	442,530
CSL Finance PLC, Senior Notes	3.850%	4/27/27	630,000	597,027	(a)
CSL Finance PLC, Senior Notes	4.050%	4/27/29	1,210,000	1,115,999	(a)
CSL Finance PLC, Senior Notes	4.250%	4/27/32	1,170,000	1,069,614	(a)
CVS Health Corp., Senior Notes	3.000%	8/15/26	220,000	203,259
CVS Health Corp., Senior Notes	4.300%	3/25/28	2,655,000	2,508,759
CVS Health Corp., Senior Notes	2.125%	9/15/31	1,660,000	1,281,787
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,830,000	1,607,917
CVS Health Corp., Senior Notes	2.700%	8/21/40	1,390,000	915,675
CVS Health Corp., Senior Notes	5.050%	3/25/48	1,200,000	1,059,604
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	30,000	21,605
Elevance Health Inc., Senior Notes	4.101%	3/1/28	600,000	568,343
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,280,000	2,968,011
HCA Inc., Senior Notes	5.125%	6/15/39	500,000	420,798
HCA Inc., Senior Notes	7.500%	11/15/95	380,000	383,073
Humana Inc., Senior Notes	4.950%	10/1/44	750,000	666,327
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	462,248
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	209,824
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	127,743
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	400,000	265,896
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	1,160,000	1,092,058
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	800,000	644,739
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	1,790,000	1,664,199
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	640,000	504,461
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	3,460,000	2,431,114

Total Health Care Providers & Services				33,701,734

See Notes to Schedule of Investments.

22	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.9%
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,690,000	$1,345,218	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	869,000	788,913
Bristol-Myers Squibb Co., Senior Notes	2.350%	11/13/40	1,000,000	669,677
Bristol-Myers Squibb Co., Senior Notes	2.550%	11/13/50	70,000	43,343
Johnson & Johnson, Senior Notes	2.100%	9/1/40	720,000	481,051
Johnson & Johnson, Senior Notes	2.450%	9/1/60	1,030,000	605,456
Merck & Co. Inc., Senior Notes	1.900%	12/10/28	3,600,000	3,022,907
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	330,000	258,556
Merck & Co. Inc., Senior Notes	2.350%	6/24/40	510,000	343,811
Novartis Capital Corp., Senior Notes	2.000%	2/14/27	360,000	323,354
Pfizer Inc., Senior Notes	2.550%	5/28/40	200,000	141,321
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	187,662
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	346,000	343,415
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,000,000	972,260
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	990,000	965,295
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,050,000	862,937

Total Pharmaceuticals				11,355,176

TOTAL HEALTH CARE				56,618,966

INDUSTRIALS - 8.9%
Aerospace & Defense - 3.0%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	225,000	221,332	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.875%	2/15/25	840,000	760,689	(a)
Boeing Co., Senior Notes	1.433%	2/4/24	1,500,000	1,425,799
Boeing Co., Senior Notes	2.196%	2/4/26	5,320,000	4,725,917
Boeing Co., Senior Notes	3.100%	5/1/26	6,800,000	6,215,714
Boeing Co., Senior Notes	3.250%	2/1/28	2,320,000	2,027,366
Boeing Co., Senior Notes	5.150%	5/1/30	1,910,000	1,769,085
Boeing Co., Senior Notes	3.300%	3/1/35	1,540,000	1,090,155
Boeing Co., Senior Notes	3.750%	2/1/50	2,590,000	1,693,223
Boeing Co., Senior Notes	5.805%	5/1/50	2,190,000	1,907,995
Boeing Co., Senior Notes	3.950%	8/1/59	2,740,000	1,709,085
General Dynamics Corp., Senior Notes	3.500%	4/1/27	350,000	331,203
General Dynamics Corp., Senior Notes	3.625%	4/1/30	700,000	641,533
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,350,000	1,186,092
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	990,000	1,032,031

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	23

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	540,000	$508,112
L3Harris Technologies Inc., Senior Notes	2.900%	12/15/29	1,596,000	1,350,030
Lockheed Martin Corp., Senior Notes	1.850%	6/15/30	1,000,000	811,690
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	1,690,000	1,568,953
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	690,000	579,199
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	830,000	696,018
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	1,090,000	1,023,282
Northrop Grumman Corp., Senior Notes	5.050%	11/15/40	660,000	612,216
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	1,030,000	820,914
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	1,250,000	1,197,419
Raytheon Technologies Corp., Senior Notes	4.625%	11/16/48	400,000	346,270
United Technologies Corp., Senior Notes	4.050%	5/4/47	20,000	15,950

Total Aerospace & Defense				36,267,272

Airlines - 3.5%
Air Canada Pass-Through Trust	5.000%	12/15/23	2,115,074	2,057,989	(a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	1,644,445	1,497,638
American Airlines Group Inc. Pass-Through Trust	3.375%	5/1/27	143,235	119,492
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	3,376,000	3,531,026	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	1,810,000	1,702,911	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	300,000	262,283	(a)
British Airways Pass-Through Trust	4.625%	6/20/24	242,639	236,041	(a)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	900,000	892,152
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	540,000	546,750
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	460,000	358,372
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	4,240,000	4,271,868	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	2,520,000	2,447,564	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	5,885,000	5,489,077	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	8,886,000	7,850,737	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,840,500	2,785,508	(a)
Southwest Airlines Co., Senior Notes	5.250%	5/4/25	2,340,000	2,340,329

See Notes to Schedule of Investments.

24	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	3,370,000	$3,013,589	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	1,599,960	1,496,444
United Airlines Pass-Through Trust	3.750%	9/3/26	382,999	347,940
US Airways Pass-Through Trust	3.950%	11/15/25	642,944	570,931

Total Airlines				41,818,641

Building Products - 0.1%
Lennox International Inc., Senior Notes	1.700%	8/1/27	770,000	648,352

Commercial Services & Supplies - 0.4%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	370,031
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	227,806
Republic Services Inc., Senior Notes	3.375%	11/15/27	2,770,000	2,537,582
Waste Management Inc., Senior Notes	3.150%	11/15/27	1,380,000	1,264,234

Total Commercial Services & Supplies				4,399,653

Construction & Engineering - 0.1%
LBJ Infrastructure Group LLC, Senior Notes	3.797%	12/31/57	910,000	572,632	(a)

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,400,000	1,574,700

Industrial Conglomerates - 0.0%††
General Electric Co., Senior Notes	6.750%	3/15/32	36,000	38,937

Machinery - 0.2%
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	150,000	122,851
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	2,400,000	1,804,536

Total Machinery				1,927,387

Professional Services - 0.1%
Equifax Inc., Senior Notes	2.350%	9/15/31	2,330,000	1,754,223

Road & Rail - 0.5%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	563,688
Canadian Pacific Railway Co., Senior Notes	2.450%	12/2/31	2,960,000	2,372,794
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	630,000	447,780
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	1,960,000	1,292,293
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	414,237
Union Pacific Corp., Senior Notes	2.973%	9/16/62	1,330,000	809,132
Union Pacific Corp., Senior Notes	3.750%	2/5/70	500,000	351,001
Union Pacific Corp., Senior Notes	3.799%	4/6/71	250,000	176,769

Total Road & Rail				6,427,694

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	25

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.8%
Air Lease Corp., Senior Notes	0.700%	2/15/24	2,150,000	$2,010,230
Air Lease Corp., Senior Notes	3.375%	7/1/25	1,750,000	1,632,170
Air Lease Corp., Senior Notes	1.875%	8/15/26	3,150,000	2,673,335
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	1,710,000	1,657,020	(a)
BOC Aviation USA Corp., Senior Notes	1.625%	4/29/24	1,700,000	1,606,213	(a)

Total Trading Companies & Distributors				9,578,968

Transportation Infrastructure - 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	1,290,000	1,275,317	(a)

TOTAL INDUSTRIALS				106,283,776

INFORMATION TECHNOLOGY - 4.3%
Electronic Equipment, Instruments & Components - 0.6%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	4,250,000	3,910,891
Vontier Corp., Senior Notes	1.800%	4/1/26	1,210,000	1,030,085
Vontier Corp., Senior Notes	2.400%	4/1/28	2,970,000	2,325,139

Total Electronic Equipment, Instruments & Components				7,266,115

IT Services - 0.7%
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	2,400,000	1,612,112
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	1,930,000	1,082,919
Mastercard Inc., Senior Notes	3.300%	3/26/27	910,000	855,875
Mastercard Inc., Senior Notes	3.350%	3/26/30	610,000	551,014
Mastercard Inc., Senior Notes	3.850%	3/26/50	1,090,000	880,546
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	780,000	635,354
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	1,750,000	1,632,713
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	370,000	251,001
PayPal Holdings Inc., Senior Notes	5.050%	6/1/52	300,000	268,160
S&P Global Inc., Senior Notes	1.250%	8/15/30	240,000	179,898
S&P Global Inc., Senior Notes	3.250%	12/1/49	180,000	126,788
Visa Inc., Senior Notes	2.050%	4/15/30	350,000	289,685
Visa Inc., Senior Notes	2.700%	4/15/40	500,000	362,731

Total IT Services				8,728,796

Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Inc., Senior Notes	4.150%	11/15/30	576,000	499,391
Broadcom Inc., Senior Notes	3.187%	11/15/36	2,221,000	1,523,805	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	780,000	644,634	(a)
Intel Corp., Senior Notes	2.800%	8/12/41	1,020,000	688,840
Intel Corp., Senior Notes	4.900%	8/5/52	1,440,000	1,274,280
Intel Corp., Senior Notes	3.200%	8/12/61	1,080,000	675,717
KLA Corp., Senior Notes	4.650%	7/15/32	1,350,000	1,297,977
KLA Corp., Senior Notes	4.950%	7/15/52	210,000	191,282

See Notes to Schedule of Investments.

26	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Lam Research corp., Senior Notes	1.900%	6/15/30	970,000	$769,898
Lam Research Corp., Senior Notes	2.875%	6/15/50	410,000	268,386
Micron Technology Inc., Senior Notes	2.703%	4/15/32	1,310,000	955,067
Micron Technology Inc., Senior Notes	3.366%	11/1/41	80,000	51,589
NVIDIA Corp., Senior Notes	3.500%	4/1/40	360,000	280,580
NVIDIA Corp., Senior Notes	3.500%	4/1/50	20,000	14,704
NVIDIA Corp., Senior Notes	3.700%	4/1/60	150,000	107,801
QUALCOMM Inc., Senior Notes	4.250%	5/20/32	1,170,000	1,106,212
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	570,000	490,824
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	470,000	431,158
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	1,920,000	1,627,078
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	1,800,000	1,632,813
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,480,000	1,280,906
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	2,130,000	1,875,010
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,860,000	1,482,118
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	1,660,000	1,237,257
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	850,000	608,601

Total Semiconductors & Semiconductor Equipment				21,015,928

Software - 1.1%
Adobe Inc., Senior Notes	2.150%	2/1/27	3,440,000	3,106,887
Fortinet Inc., Senior Notes	2.200%	3/15/31	210,000	159,561
Microsoft Corp., Senior Notes	3.450%	8/8/36	867,000	761,646
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,042,000	684,742
Microsoft Corp., Senior Notes	2.921%	3/17/52	1,321,000	934,658
Oracle Corp., Senior Notes	4.000%	7/15/46	3,090,000	2,095,683
Salesforce Inc., Senior Notes	1.500%	7/15/28	490,000	411,783
Salesforce Inc., Senior Notes	1.950%	7/15/31	380,000	299,774
Salesforce Inc., Senior Notes	2.900%	7/15/51	1,230,000	814,854
Salesforce Inc., Senior Notes	3.050%	7/15/61	610,000	382,509
Workday Inc., Senior Notes	3.800%	4/1/32	3,240,000	2,816,026

Total Software				12,468,123

Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc., Senior Notes	2.650%	5/11/50	1,620,000	1,071,539
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	567,000	601,130

Total Technology Hardware, Storage & Peripherals				1,672,669

TOTAL INFORMATION TECHNOLOGY				51,151,631

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	27

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 2.7%
Chemicals - 0.3%
OCP SA, Senior Notes	3.750%	6/23/31	890,000	$678,356	(a)
OCP SA, Senior Notes	5.125%	6/23/51	640,000	409,866	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	3,060,000	2,105,234	(a)

Total Chemicals				3,193,456

Metals & Mining - 2.3%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	1,400,000	1,355,050	(a)
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	2,300,000	2,108,322	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	361,790
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	560,000	546,265
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	430,000	414,428	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,760,000	1,587,925	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	1,680,000	1,656,421
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,300,000	1,157,390
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	390,000	326,065
Fresnillo PLC, Senior Notes	4.250%	10/2/50	2,150,000	1,482,360	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,600,000	1,601,128	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	1,100,000	1,098,563	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	440,000	432,701	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000	1,317,966	(a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,100,000	990,890	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,700,000	2,468,221	(a)
Glencore Funding LLC, Senior Notes	2.625%	9/23/31	1,810,000	1,359,109	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	395,244
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	1,940,000	1,652,851
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	760,000	696,252
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	1,070,000	870,121
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	3,400,000	3,101,232
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	220,000	163,006

Total Metals & Mining				27,143,300

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	1,640,000	1,182,719
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	310,000	282,565	(a)

Total Paper & Forest Products				1,465,284

TOTAL MATERIALS				31,802,040

See Notes to Schedule of Investments.

28	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	1,780,000		$1,311,055
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	210,000		127,994
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	850,000		734,187
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	630,000		561,669
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	3,200,000		2,709,353
Kimco Realty Corp., Senior Notes	2.250%	12/1/31	2,510,000		1,886,396
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	2,100,000	GBP	1,737,102
Prologis LP, Senior Notes	1.250%	10/15/30	1,440,000		1,074,858
Service Properties Trust, Senior Notes	4.500%	6/15/23	990,000		967,631
Simon Property Group LP, Senior Notes	3.500%	9/1/25	1,280,000		1,223,193
VICI Properties LP, Senior Notes	4.950%	2/15/30	760,000		688,435
VICI Properties LP, Senior Notes	5.125%	5/15/32	1,720,000		1,528,417
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000		95,346	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	12,500,000		11,818,661	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,220,000		848,058	(a)
Welltower Inc., Senior Notes	3.850%	6/15/32	760,000		650,222

TOTAL REAL ESTATE					27,962,577

UTILITIES - 3.0%
Electric Utilities - 2.8%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.375%	4/23/25	750,000		737,494	(a)
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,210,000		1,738,242	(a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000		1,079,698
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000		380,938	(a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,000,000		717,990	(a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	530,000		309,068	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000		899,211

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	29

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Consumers Energy Co., First Mortgage Bonds	2.500%	5/1/60	260,000	$144,057
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,247,319
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	1,120,000	762,595
Duke Energy Ohio Inc., First Mortgage	2.125%	6/1/30	1,390,000	1,111,486
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	960,000	760,800	(c)(d)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	2,020,000	1,666,500	(c)(d)
Edison International, Senior Notes	4.950%	4/15/25	1,120,000	1,098,542
EDP Finance BV, Senior Notes	1.710%	1/24/28	490,000	397,836	(a)
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	1,340,000	1,246,327
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	360,000	304,573
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	280,000	198,095
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	370,000	355,525	(a)
Lamar Funding Ltd., Senior Notes	3.958%	5/7/25	1,530,000	1,427,326	(a)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	310,000	286,275
MidAmerican Energy Co., First Mortgage Bonds	3.150%	4/15/50	700,000	477,855
NextEra Energy Operating Partners LP, Senior Notes	4.250%	7/15/24	610,000	584,978	(a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	3,490,000	2,862,335	(a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	910,000	898,041	(a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	1,160,000	1,241,764
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.150%	6/1/32	860,000	802,159	(a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	409,577
Pacific Gas and Electric Co., First Mortgage Bonds	4.250%	8/1/23	1,010,000	1,002,523
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	780,000	631,623
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	12/1/27	400,000	337,601

See Notes to Schedule of Investments.

30	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	1,390,000	$1,013,139
Pacific Gas and Electric Co., First Mortgage Bonds	4.750%	2/15/44	390,000	280,142
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	320,000	235,109
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	1,000,000	610,989
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	487,072	(a)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	1,120,000	1,036,058
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.212%	12/1/47	300,000	284,649
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.099%	6/1/52	70,000	66,772
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	1,730,000	1,372,756
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	960,000	759,276
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	50,000	36,566
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	800,000	596,752
Southern California Edison Co., First Mortgage Bonds	3.650%	2/1/50	1,230,000	845,129
TransAlta Corp., Senior Notes	6.500%	3/15/40	210,000	192,876

Total Electric Utilities				33,935,638

Multi-Utilities - 0.2%
San Diego Gas & Electric Co., First Mortgage Bonds	3.750%	6/1/47	700,000	525,187
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	2,210,000	1,705,764

Total Multi-Utilities				2,230,951

TOTAL UTILITIES				36,166,589

TOTAL CORPORATE BONDS & NOTES (Cost - $1,211,169,395)				1,018,869,042

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.3%
U.S. Government Obligations - 7.3%
U.S. Treasury Bonds	2.000%	11/15/41	4,080,000	2,922,698
U.S. Treasury Bonds	3.250%	5/15/42	11,320,000	10,050,038
U.S. Treasury Bonds	3.375%	8/15/42	4,770,000	4,322,067

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	31

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	2.875%	5/15/52	17,260,000	$14,479,522
U.S. Treasury Bonds	3.000%	8/15/52	1,800,000	1,553,906
U.S. Treasury Notes	3.000%	6/30/24	4,540,000	4,441,663
U.S. Treasury Notes	3.000%	7/15/25	320,000	309,338
U.S. Treasury Notes	3.125%	8/15/25	280,000	271,436
U.S. Treasury Notes	2.750%	7/31/27	14,320,000	13,486,531
U.S. Treasury Notes	3.125%	8/31/27	3,190,000	3,060,406
U.S. Treasury Notes	2.625%	7/31/29	670,000	615,824
U.S. Treasury Notes	2.875%	5/15/32	8,900,000	8,230,414
U.S. Treasury Notes	2.750%	8/15/32	26,450,000	24,189,352

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $95,503,551)				87,933,195

SOVEREIGN BONDS - 2.0%
Argentina - 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	313,244	60,633
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	2,415,797	487,947
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	2,774,802	505,414
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23 then 6.375%)	5.250%	9/1/37	5,472,195	1,716,901	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	804,134	613,554	(a)

Total Argentina				3,384,449

Bermuda - 0.2%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	2,400,000	1,921,176	(a)

Chile - 0.0%††
Chile Government International Bond, Senior Notes	2.550%	7/27/33	550,000	412,959

Colombia - 0.2%
Colombia Government International Bond, Senior Notes	4.000%	2/26/24	1,430,000	1,394,166
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	620,000	412,686

Total Colombia				1,806,852

Indonesia - 0.0%††
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000	182,108

See Notes to Schedule of Investments.

32	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	800,000		$709,960

Jordan - 0.2%
Jordan Government International Bond, Senior Notes	4.950%	7/7/25	3,170,000		2,931,996	(a)

Mexico - 0.4%
Mexican Bonos, Senior Notes	8.500%	11/18/38	101,170,000	MXN	4,535,382
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000		850,674

Total Mexico					5,386,056

Panama - 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,010,000		1,420,233

Paraguay - 0.0%††
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	650,000		480,313	(a)

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	780,000		619,545

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,020,000		946,474	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	1,480,000		1,305,328	(a)

Total Qatar					2,251,802

Russia - 0.0%††
Russian Federal Bond - OFZ	6.900%	5/23/29	101,293,000	RUB	555,261	*(i)

Supranational - 0.1%
Africa Finance Corp., Senior Notes	3.125%	6/16/25	606,000		549,157	(b)
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,010,000		880,215	(a)

Total Supranational					1,429,372

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	910,000		776,988	(a)

TOTAL SOVEREIGN BONDS (Cost - $32,112,667)					24,269,070

SENIOR LOANS - 0.6%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co., Initial Term Loan (3 mo. Term SOFR + 2.500%)	6.203%	6/22/27	1,181,075		1,167,050	(d)(j)(k)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	33

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 0.1%
Capital Markets - 0.1%
Allspring Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.000%)	6.688%	11/1/28	1,350,215	$1,314,265	(d)(j)(k)

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.875%	3/15/28	1,497,200	1,441,527	(d)(j)(k)

INDUSTRIALS - 0.2%
Airlines - 0.2%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.460%	10/20/27	1,200,000	1,206,468	(d)(j)(k)
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	6.533%	4/21/28	965,300	925,414	(d)(j)(k)

TOTAL INDUSTRIALS				2,131,882

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	4.865%	9/7/27	955,027	933,114	(d)(j)(k)
Mativ Holdings Inc., Term Loan B (1 mo. USD LIBOR + 3.750%)	6.875%	4/20/28	424,625	397,555	(d)(j)(k)

TOTAL MATERIALS				1,330,669

TOTAL SENIOR LOANS (Cost - $7,536,851)				7,385,393

MUNICIPAL BONDS - 0.4%
Alabama - 0.0%††
Alabama State Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	345,000	332,843

California - 0.2%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	719,483
Regents of the University of California Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,520,000	1,013,063
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series Q	4.132%	5/15/32	1,350,000	1,233,241

Total California				2,965,787

Florida - 0.0%††
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	246,968

See Notes to Schedule of Investments.

34	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
New York - 0.1%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	$739,778

Ohio - 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	480,000	580,296

TOTAL MUNICIPAL BONDS (Cost - $5,513,391)				4,865,672

CONVERTIBLE BONDS & NOTES - 0.4%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
DISH Network Corp., Senior Notes	2.375%	3/15/24	3,410,000	3,054,508

FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Blackstone Mortgage Trust Inc., Senior Notes	4.750%	3/15/23	190,000	189,294
Blackstone Mortgage Trust Inc., Senior Notes	5.500%	3/15/27	1,140,000	972,562

TOTAL FINANCIALS				1,161,856

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,431,572)				4,216,364

ASSET-BACKED SECURITIES - 0.3%
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	4.184%	11/20/30	1,790,000	1,745,004	(a)(d)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	296,951	268,522	(a)
SoFi Professional Loan Program Trust, 2020-A A2FX	2.540%	5/15/46	1,208,703	1,127,918	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $3,344,057)				3,141,444

			SHARES
PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
KeyCorp, Non Voting Shares (6.200% to 12/15/27 then 5 year Treasury Constant Maturity Rate + 3.132%)	6.200%		74,299	1,801,751	(d)

Insurance - 0.0%††
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	6.095%		15,675	342,890	(d)
Prudential Financial Inc.	5.950%		9,800	236,670

Total Insurance				579,560

TOTAL PREFERRED STOCKS (Cost - $2,494,193)				2,381,311

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,362,105,677)				1,153,061,491

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	35

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $27,406,839)	2.799%	27,406,839	$27,406,839	(l)

TOTAL INVESTMENTS - 98.6% (Cost - $1,389,512,516)			1,180,468,330
Other Assets in Excess of Liabilities - 1.4%			17,259,263

TOTAL NET ASSETS - 100.0%			$1,197,727,593

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	The coupon payment on this security is currently in default as of September 30, 2022.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2022, the total market value of investments in Affiliated Companies was $27,406,839 and the cost was $27,406,839 (Note 2).

See Notes to Schedule of Investments.

36	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At September 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	134	12/22	$27,964,436	$27,522,344	$(442,092)
U.S. Treasury 5-Year Notes	2,182	12/22	242,883,243	234,582,041	(8,301,202)
U.S. Treasury Ultra 10-Year Notes	81	12/22	9,884,172	9,597,235	(286,937)
U.S. Treasury Ultra Long-Term Bonds	365	12/22	54,610,772	50,005,000	(4,605,772)

					(13,636,003)

Contracts to Sell:
Euro-Bund	4	12/22	551,215	542,909	8,306
U.S. Treasury 10-Year Notes	632	12/22	74,351,762	70,823,499	3,528,263
U.S. Treasury Long-Term Bonds	267	12/22	36,329,957	33,750,469	2,579,488
United Kingdom Long Gilt Bonds	35	12/22	4,295,392	3,767,240	528,152

					6,644,209

Net unrealized depreciation on open futures contracts					$(6,991,794)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	37

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

At September 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	8,594,704	USD	8,712,702	BNP Paribas SA	10/18/22	$(279,061)
BRL	9,041,115	USD	1,612,527	Goldman Sachs Group Inc.	10/18/22	56,057
USD	484,810	EUR	488,116	Goldman Sachs Group Inc.	10/18/22	5,841
USD	5,642,329	GBP	4,680,566	Goldman Sachs Group Inc.	10/18/22	414,211
MXN	67,770,000	USD	3,235,617	Morgan Stanley & Co. Inc.	10/18/22	118,278
USD	1,977	EUR	2,037	Morgan Stanley & Co. Inc.	10/18/22	(23)
USD	23,965	EUR	24,295	Morgan Stanley & Co. Inc.	10/18/22	125

Total						$315,428

Abbreviation(s) used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

At September 30, 2022, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 0.875%, due 1/16/23)	4,500,000	EUR	12/20/24	1.381%	1.000% quarterly	$(35,923)	$24,007	$(59,930)

See Notes to Schedule of Investments.

38	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2022[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	4,500,000	EUR	12/20/24	0.870%	1.000% quarterly	$(12,365)	$(45,801)	$33,436

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.38 Index	$26,155,800	6/20/27	5.000% quarterly	$592,061	$98,549	$493,512
Markit CDX.NA.IG.38 Index	52,980,000	6/20/27	1.000% quarterly	(13,365)	(345,173)	331,808

Total	$79,135,800			$578,696	$(246,624)	$825,320

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	39

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

40	Western Asset Corporate Bond Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

41

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$292,320,077	$3,281,273	$295,601,350
Other Corporate Bonds & Notes	—	723,267,692	—	723,267,692
U.S. Government & Agency Obligations	—	87,933,195	—	87,933,195
Sovereign Bonds	—	24,269,070	—	24,269,070
Senior Loans	—	7,385,393	—	7,385,393
Municipal Bonds	—	4,865,672	—	4,865,672
Convertible Bonds & Notes	—	4,216,364	—	4,216,364
Asset-Backed Securities	—	3,141,444	—	3,141,444
Preferred Stocks:
Financials	$2,038,421	342,890	—	2,381,311

Total Long-Term Investments	2,038,421	1,147,741,797	3,281,273	1,153,061,491

Short-Term Investments†	27,406,839	—	—	27,406,839

Total Investments	$29,445,260	$1,147,741,797	$3,281,273	$1,180,468,330

Other Financial Instruments:
Futures Contracts††	$6,644,209	—	—	$6,644,209
Forward Foreign Currency Contracts††	—	$594,512	—	594,512
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	825,320	—	825,320

Total Other Financial Instruments	$6,644,209	$1,419,832	—	$8,064,041

Total	$36,089,469	$1,149,161,629	$3,281,273	$1,188,532,371

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Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$13,636,003	—	—	$13,636,003
Forward Foreign Currency Contracts††	—	$279,084	—	279,084
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	35,923	—	35,923
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	12,365	—	12,365

Total	$13,636,003	$327,372	—	$13,963,375

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$101,823,194	$557,701,326	557,701,326	$632,117,681	632,117,681	—	$100,891	—	$27,406,839

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